RELATED PARTY TRANSACTIONS - Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Rental income	$ 61	$ 264	$ 323
PEWC
Disclosure of transactions between related parties [Line Items]
Purchases	40,382	23,807	23,093
Purchase return	1,097	0	0
Sales	5,198	9	14
Construction income received	950	2,320	1,006
Management fee received	0	5	29
Management fee paid	48	179	205
Information technology service fee paid	34	101	132
Interest expenses paid	1	3	0
Rental fee paid	123	101	104
Vehicle sale proceeds received	0	0	18
Other employee benefits-Others	6	5	0
Sumi-Pac Construction Company, LTD.
Disclosure of transactions between related parties [Line Items]
Purchases	0	0	280
Construction income received	124	67	0
Rental income	16	20	26
Service fee received	63	68	31
Pacific Charity Foundation
Disclosure of transactions between related parties [Line Items]
Rental income	0	6	9
Donation	0	4	0
Pacific Union Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Construction income received	0	6	11
Chung-Tai Technology Development Engineering Corporation
Disclosure of transactions between related parties [Line Items]
Rental income	16	15	11
Service fee received	0	1	1
Miscellaneous purchases	12	11	0
PEWC (HK)
Disclosure of transactions between related parties [Line Items]
Sales	0	12	7,437
Service fee paid	0	0	67
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Sales	5,266	5,734	5,230
Italian-Thai and its affiliates | Loss allowances
Disclosure of transactions between related parties [Line Items]
Loss allowance	0	0	4,565
Pacific Holdings Group
Disclosure of transactions between related parties [Line Items]
Service fee paid	196	196	0
Business Trip	1	0	0
Others
Disclosure of transactions between related parties [Line Items]
Vehicle sale proceeds received	0	0	25
Fabrication cost	$ 457	$ 173	$ 150